SEGMENT REPORTING - Segment information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
SEGMENT REPORTING
Total Revenues	¥ 472,085	$ 68,446	¥ 485,633	¥ 223,011
Cost of sales	(624,494)	(90,543)	(542,530)	(209,928)
Gross profit (loss)	(152,409)	$ (22,097)	(56,897)	13,083
Total assets	6,004,934		6,229,951		$ 870,634
Network Segment
SEGMENT REPORTING
Total Revenues	254,442		324,458	115,959
Cost of sales	(225,245)		(253,826)	(52,725)
Gross profit (loss)	29,197		70,632	63,234
Hospital
SEGMENT REPORTING
Total Revenues	217,643		161,175	107,052
Cost of sales	(399,249)		(288,704)	(157,203)
Gross profit (loss)	(181,606)		(127,529)	¥ (50,151)
Operation segment
SEGMENT REPORTING
Total assets	6,004,934		6,229,951		870,634
Operation segment | Network Segment
SEGMENT REPORTING
Total assets	2,048,126		1,849,432		296,951
Operation segment | Hospital
SEGMENT REPORTING
Total assets	¥ 3,956,808		¥ 4,380,519		$ 573,683